Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payments
Schedule of expense recognized for employee services received

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Expense arising from equity-settled share-based payment transactions	18,214	14,210	18,329

Stock Option Plan
Share-based payments
Schedule of the number and weighted average exercise prices ("WAEP") of, and movements in, share options during the year

	2017	2017		2016	2016		2015	2015
	Number	WAEP		Number*	WAEP*		Number*	WAEP*
Outstanding at January 1	72,482,764	US$	0.82	100,295,578	US$	0.82	116,362,727	US$	0.84
Granted during the period	6,071,477	US$	1.14	2,076,652	US$	0.92	5,656,526	US$	1.02
Forfeited and expired during the period	(3,842,461)	US$	1.33	(6,430,431)	US$	1.16	(8,792,890)	US$	1.37
Exercised during the period	(21,830,502)	US$	0.78	(23,459,035)	US$	0.75	(12,930,785)	US$	0.67
Outstanding at December 31	52,881,278	US$	0.83	72,482,764	US$	0.82	100,295,578	US$	0.82
Exercisable at December 31	39,511,002	US$	0.78	50,708,535	US$	0.77	51,319,799	US$	0.80

Schedule of the inputs to the Black Scholes Pricing models used for share options granted

	2017	2016	2015
Dividend yield (%)	—	—	—
Expected volatility	42.80%	44.80%	46.13%
Risk-free interest rate	1.84%	1.39%	1.61%
Expected life of share options	6 years	6 years	6 years

RSUs
Share-based payments
Schedule of the number and weighted average fair value ("WAFV") of, and movements in, RSUs during the year

	2017	2017		2016	2016		2015	2015
	Number	WAFV		Number*	WAFV*		Number*	WAFV*
Outstanding at January 1	26,489,152	US$	0.98	30,451,268	US$	0.99	27,405,767	US$	0.87
Granted during the period	14,055,477	US$	1.11	8,738,247	US$	0.86	14,685,298	US$	1.06
Forfeited during the period	(950,412)	US$	1.04	(1,124,847)	US$	0.98	(1,342,168)	US$	0.96
Exercised during the period	(10,893,120)	US$	0.97	(11,575,516)	US$	0.91	(10,297,629)	US$	0.79
Outstanding at December 31,	28,701,097	US$	1.05	26,489,152	US$	0.98	30,451,268	US$	0.99

Schedule of the inputs to the models used for the plans

	2017	2016	2015
Dividend yield (%)	—	—	—
Expected volatility	39.45%	39.66%	37.07%
Risk-free interest rate	1.24%	0.9%	0.60%
Expected life of share options	2 years	2 years	2 years

Subsidiary Plan
Share-based payments
Schedule of the inputs to the Black Scholes Pricing models used for share options granted

	2017	2016	2015
Dividend yield (%)	—	—	—
Expected volatility	32.0%	41.5%	36.0%
Risk-free interest rate	1.90%	2.10%	1.01%
Expected life of share options	6 years	6 years	3 years

Schedule of the number and weighted average fair value ("WAFV") of, and movements in, RSUs during the year

	2017	2017		2016	2016		2015	2015
	Number	WAEP		Number	WAEP		Number	WAEP
Outstanding at January 1	14,598,750	US$	0.19	7,000,000	US$	0.06	—		—
Granted during the year	1,598,750	US$	0.31	7,698,750	US$	0.31	8,330,000	US$	0.06
Forfeited and expired during the year	(934,948)	US$	0.05	(100,000)	US$	0.05	(1,192,500)	US$	0.06
Exercised during the year	(343,750)	US$	0.25	—		—	(137,500)	US$	0.05
Outstanding at December 31,	14,918,802	US$	0.20	14,598,750	US$	0.19	7,000,000	US$	0.06
Exercisable at December 31,	7,079,401	US$	0.15	3,297,135	US$	0.07	689,479	US$	0.05